Revenue	6 Months Ended
Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	REVENUE
A.    Revenue disaggregation
For the six- and three-month periods ended June 30, 2023 and 2022, the revenues were as follows:

For the six-month period ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2023
United States	Ps.	136,012,733	—	—	81,871,944	68,962,617	—	869,253	287,716,547
Other	39,759,687		—	—	—	5,264,697	—	40,520	45,064,904
Europe	33,896,770		—	—	—	2,573,765	—	—	36,470,535
Local	552,684		391,745,411	884,275	—	61,040,076	457	9,101,787	463,324,690
Incentive for automotive fuels (2)	—		19,163	—	—	—	—	—	19,163
Total	Ps.	210,221,874	391,764,574	884,275	81,871,944	137,841,155	457	10,011,560	832,595,839
2022
United States	Ps.	206,219,194	—	—	127,505,427	125,401,036	—	980,535	460,106,192
Other	68,066,246		—	—	—	4,147,571	—	3,047,940	75,261,757
Europe	33,875,463		—	—	—	2,326,347	—	—	36,201,810
Local	193,561		544,213,875	755,518	—	38,975,665	528	6,333,962	590,473,109
Incentive for automotive fuels (2)	—		75,055,185	—	—	—	—	—	75,055,185
Total	Ps.	308,354,464	619,269,060	755,518	127,505,427	170,850,619	528	10,362,437	1,237,098,053
Major products and services
2023
Crude oil	Ps.	210,131,099	—	—	—	1,955,375	—	—	212,086,474
Gas	77,596		31,648,990	—	2,439,805	17,270,489	—	—	51,436,880
Refined petroleum products	—		357,697,788	—	539,640	117,146,844	—	—	475,384,272
Incentive for automotive fuels (2)	—		19,163	—	—	—	—	—	19,163
Other	—		2,233,988	—	78,892,499	455,897	—	9,983,763	91,566,147
Services	13,179		164,645	884,275	—	1,012,550	457	27,797	2,102,903
Total	Ps.	210,221,874	391,764,574	884,275	81,871,944	137,841,155	457	10,011,560	832,595,839
2022
Crude oil	Ps.	308,160,903	—	—	—	—	—	—	308,160,903
Gas	137,569		64,589,228	—	4,592,291	49,777,615	—	—	119,096,703
Refined petroleum products			467,335,043	—	61,044,103	117,463,434	—	—	645,842,580
Incentive for automotive fuels (2)	—		75,055,185	—	—	—	—	—	75,055,185
Other	—		11,746,730	—	61,031,658	2,540,530	—	10,356,048	85,674,966
Services	55,992		542,874	755,518	837,375	1,069,040	528	6,389	3,267,716
Total	Ps.	308,354,464	619,269,060	755,518	127,505,427	170,850,619	528	10,362,437	1,237,098,053
Timing of revenue recognition
2023
Products transferred at a point in time	Ps.	210,208,695	381,329,360	884,275	81,871,944	136,828,605	—	9,983,763	821,106,642
Products and services transferred over the time	13,179		10,435,214	—	—	1,012,550	457	27,797	11,489,197
Total	Ps.	210,221,874	391,764,574	884,275	81,871,944	137,841,155	457	10,011,560	832,595,839
2022
Products transferred at a point in time	Ps.	308,298,472	590,794,339	755,518	126,668,052	169,781,579	—	10,356,048	1,206,654,008
Products and services transferred over the time	55,992		28,474,721	—	837,375	1,069,040	528	6,389	30,444,045
Total	Ps.	308,354,464	619,269,060	755,518	127,505,427	170,850,619	528	10,362,437	1,237,098,053

(1)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(2)For more information on the incentive for automotive fuels see Note 7-D below.

For the three-month periods ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2023
United States	Ps.	69,342,075	—	—	43,120,332	34,568,985	—	400,358	147,431,750
Other	22,290,415		—	—	—	3,245,955	—	27,773	25,564,143
Europe	18,818,524		—	—	—	1,858,790	—	—	20,677,314
Local	502,029		178,890,234	938,914	—	34,264,175	225	5,888,446	220,484,023
Incentive for automotive fuels (2)	—		(374)	—	—	—	—	—	(374)
Total	Ps.	110,953,043	178,889,860	938,914	43,120,332	73,937,905	225	6,316,577	414,156,856
2022
United States	Ps.	112,342,310	—	—	74,112,073	66,505,495	—	151,366	253,111,244
Other	45,308,316		—	—	—	1,893,485	—	178,370	47,380,171
Europe	18,698,464		—	—	—	583,036	—	—	19,281,500
Local	98,750		308,047,814	332,289	—	22,436,980	221	4,559,365	335,475,419
Incentive for automotive fuels (2)	—		64,529,190	—	—	—	—	—	64,529,190
Total	Ps.	176,447,840	372,577,004	332,289	74,112,073	91,418,996	221	4,889,101	719,777,524
Major products and services
2023
Crude oil	Ps.	110,912,923	—	—	—	1,274,349	—	—	112,187,272
Gas	33,701		13,975,569	—	2,439,805	6,791,280	—	—	23,240,355
Refined petroleum products	—		164,464,859	—	(34,383,489)	65,086,715	—	—	195,168,085
Incentive for automotive fuels (2)	—		(374)	—	—	—	—	—	(374)
Other	—		328,284	—	75,064,238	283,020	—	6,308,660	81,984,202
Services	6,419		121,522	938,914	(222)	502,541	225	7,917	1,577,316
Total	Ps.	110,953,043	178,889,860	938,914	43,120,332	73,937,905	225	6,316,577	414,156,856
2022
Crude oil	Ps.	176,349,089	—	—	—	(545,108)	—	—	175,803,981
Gas	52,918		33,842,246	—	4,592,291	27,766,467	—	—	66,253,922
Refined petroleum products	—		266,504,836	—	43,645,022	63,577,862	—	—	373,727,720
Incentive for automotive fuels (2)	—		64,529,190	—	—	—	—	—	64,529,190
Other	—		7,460,356	—	25,884,765	155,005	—	4,885,945	38,386,071
Services	45,833		240,376	332,289	(10,005)	464,770	221	3,156	1,076,640
Total	Ps.	176,447,840	372,577,004	332,289	74,112,073	91,418,996	221	4,889,101	719,777,524
Timing of revenue recognition
2023
Products transferred at a point in time	Ps.	110,946,624	225,728,523	938,914	43,120,554	73,435,364	—	6,308,660	460,478,639
Products and services transferred over the time	6,419		(46,838,663)	—	(222)	502,541	225	7,917	(46,321,783)
Total	Ps.	110,953,043	178,889,860	938,914	43,120,332	73,937,905	225	6,316,577	414,156,856
2022
Products transferred at a point in time	Ps.	176,402,007	354,144,854	332,289	74,122,078	90,954,226	—	4,885,944	700,841,398
Products and services transferred over the time	45,833		18,432,150	—	(10,005)	464,770	221	3,157	18,936,126
Total	Ps.	176,447,840	372,577,004	332,289	74,112,073	91,418,996	221	4,889,101	719,777,524

(1)Beginning January 20, 2022 DPRLP information is now included as a separate business segment.
(2)For more information on the incentive for automotive fuels see Note 7-D below.

Nature, performance obligations and timing of revenue recognition
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition

Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”), where applicable.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.
B.    Accounts receivable in the statement of financial position
As of June 30, 2023 and December 31, 2022, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 113,476,185 and Ps. 107,117,145, respectively (see Note 10).
C.    Practical expedients
i.    Significant financial component, less than one year
PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.
ii.    Practical expedient
PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.
D. The Automotive Incentive

On March 4, 2022, the Mexican Government published a decree in the Official Gazette of the Federation establishing a tax incentive pursuant to which PEMEX can recover the difference between the international reference price of gasoline and the price at which the gasoline is traded in the domestic market, effective until December 31, 2024. For the six-month periods ended June 30, 2023 and 2022, this complementary incentive amounted Ps. 19,163 and Ps. 75,055,185, respectively, which is included as a separate line item in total sales in the Statement of Comprehensive Income (Loss).